Leases - Additional Information (Detail) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended		12 Months Ended
	May 01, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating Lease, Payments	$ 43		$ 42
Lease Expiration Date		Jun. 30, 2024		Jun. 30, 2024
Lease, Option to Extend		60		60 months
Finance Lease, Liability		$ 0
Operating Leases, Rent Expense		$ 278